Lease liabilities	6 Months Ended
Dec. 31, 2024
Lease liabilities
Lease liabilities

15.Lease liabilities

Group as a lessee

The Group has lease contracts for leasehold offices. The Group’s obligations under these leases are secured by the lessor’s title to the leased assets. The Group is restricted from assigning and subletting the leased assets.

Carrying amount of lease right-of-use assets

Leasehold
office
US$
As at July 1, 2023	273,838
Depreciation	(73,024)
Written off	(200,814)
As at June 30, 2024	—
Addition	723,640
Depreciation	(19,558)
At December 31, 2024	704,082

15.Lease liabilities (Continued)

Lease liabilities

The carrying amount of lease liabilities and the movement during the financial year are disclosed elsewhere in the consolidated financial statements, and the maturity analysis of lease liabilities is disclosed in Note 24.

	December 31,	June 30,
	2024	2024
	US$	US$
Current	230,310	—
Non-current	484,574	—

Amounts recognized in profit or loss

	December 31,	June 30,
	2024	2024
	US$	US$
Depreciation of right-of-use assets	19,558	73,024
Interest expense on lease liabilities (Note 20)	2,005	3,355
	21,563	76,379

Total cash outflows

The Group had total cash outflows for leases of US$129,176 and US$10,761 for the year/period ended June 30, 2024 and December 31, 2024, respectively.